Share-based compensation - Schedule of share option awards (Details) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) shares $ / shares	Dec. 31, 2022 USD ($) shares $ / shares	Dec. 31, 2021 shares $ / shares	Dec. 31, 2021 shares $ / shares
Share option awards, Non-vested
Granted (in shares)	0	0
Share option awards - US$ denominated
Share option awards, Non-vested
Outstanding, beginning of year (in shares)	580,715	1,084,185	654,633	654,633
Granted (in shares)			579,949	579,949
Vested (in shares)	(358,413)	(293,860)	(150,397)	(150,397)
Forfeited (in shares)	(2,202)	(209,610)
Outstanding, end of year (in shares)	220,100	580,715	1,084,185	1,084,185
Share option awards, Vested
Outstanding, beginning of year (in shares)	2,096,582	2,096,582	3,267,423	3,267,423
Vested (in shares)	358,413	293,860	150,397	150,397
Exercised (in shares)	(124,337)	(293,860)	(1,321,238)	(1,321,238)
Forfeited (in shares)	(13,975)
Outstanding, end of year (in shares)	2,316,683	2,096,582	2,096,582	2,096,582
Exercisable, end of year (in shares)	2,316,683
Share option awards, Weighted average exercise price
Outstanding, beginning of year (in dollars per share) | $ / shares	$ 10.27	$ 9.86	$ 6.23
Granted (in dollars per share) | $ / shares			25.00
Vested (in dollars per share) | $ / shares	6.43	8.46	5.78
Exercised (in dollars per share) | $ / shares	8.46	8.46	5.74
Forfeited (in USD and CDN dollars per share) | $ / shares	5.77	6.59
Outstanding, end of year (in dollars per share) | $ / shares	10.39	$ 10.27	$ 9.86
Exercisable, end of year (in dollars per share) | $ / shares	$ 9.00
Share option awards - Canadian $ denominated
Share option awards, Vested
Outstanding, beginning of year (in shares)			242,244	242,244
Exercised (in shares)			242,244	242,244
Share option awards, Weighted average exercise price
Outstanding, beginning of year (in dollars per share) | $ / shares				$ 4.75
Exercised (in dollars per share) | $ / shares				$ 4.75
Share Options and Phantom Share Options | Share-based Payment, Tranche One
Share option awards, Vested
Exercised (in shares)	0	(159,354)
Share option awards, Weighted average exercise price
Shares issued (in shares)		65,859
Share Options and Phantom Share Options | Share-based Payment, Tranche Two
Share option awards, Vested
Exercised (in shares)	(124,337)	(134,506)
Share option awards, Weighted average exercise price
Exercised (in dollars per share) | $ / shares	$ 14.81	$ 23.75
Expense from cash-settled share-based payment transactions | $	$ 2	$ 2
Share Option Awards Tranche A
Share option awards, Non-vested
Outstanding, beginning of year (in shares)	2,223,121
Outstanding, end of year (in shares)	2,096,582	2,223,121
Share option awards, Weighted average exercise price
Weighted average remaining contractual life	3 years	4 years 2 months 12 days
Share Option Awards Tranche A | Minimum
Share option awards, Weighted average exercise price
Exercise price (in dollars per share) | $ / shares	$ 4.87	$ 4.87
Share Option Awards Tranche A | Maximum
Share option awards, Weighted average exercise price
Exercise price (in dollars per share) | $ / shares	$ 8.95	$ 8.95
Share Option Awards Tranche B
Share option awards, Non-vested
Outstanding, beginning of year (in shares)	454,176
Outstanding, end of year (in shares)	440,201	454,176
Share option awards, Weighted average exercise price
Exercise price (in dollars per share) | $ / shares	$ 25.00	$ 25.00
Weighted average remaining contractual life	7 years 2 months 12 days	8 years 2 months 12 days